Accounts Payable, Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities

As of December 31, 2015 and 2014, the Company’s accounts payable, accrued expenses and other current liabilities were comprised of the following:

	For the year ended December 31,
	2015	2014
Accounts payable	$4,278	$3,598
Accrued liabilities	607	465
Tax liabilities	538	559
Other	607	110
Balance as of December 31	$6,030	$4,732